Commitments and Contingencies - Contingencies (Details) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Commitments and Contingencies
Compensation expense for employee resignatio	¥ 341	$ 52